SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE LISTED FUNDS

DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS High Income Fund
DWS International Growth Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Short Duration Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Total Return Bond Fund

The following disclosure supplements and modifies all existing relevant disclosure in each fund’s summary prospectus, prospectus and statement of additional information:
Notwithstanding any existing disclosure to the contrary, the Fund’s Advisor, DWS Investment Management Americas, Inc., the fund’s Distributor, DWS Distributors, Inc., and/or their affiliates may pay, in their discretion from their own respective assets and not as an additional charge to the fund, various recordkeeping, administrative and/or other fees to selected retirement plan platform providers and recordkeepers, with respect to Class R6 shares included on such platforms.
Please Retain This Supplement for Future Reference
May 24, 2023
PRO_SAISTKR23-50